Schedule of Investments (unaudited)
February 28, 2025
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	48,983	$ 22,060,474
Northrop Grumman Corp.	49,910	23,045,443
		45,105,917
Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.	119,882	14,069,352
Automobile Components — 0.4%
BorgWarner, Inc.	394,039	11,730,541
Automobiles — 1.5%
Tesla, Inc.(a)	155,963	45,694,040
Banks — 4.0%
Bank of America Corp.	1,177,229	54,270,257
JPMorgan Chase & Co.	139,667	36,962,872
PNC Financial Services Group, Inc. (The)	159,062	30,527,179
		121,760,308
Biotechnology — 3.2%
AbbVie, Inc.	94,823	19,820,852
Amgen, Inc.	40,371	12,436,690
Biogen, Inc.(a)	142,737	20,054,548
BioMarin Pharmaceutical, Inc.(a)	231,567	16,478,308
Natera, Inc.(a)	65,187	10,142,445
Neurocrine Biosciences, Inc.(a)	113,984	13,532,180
United Therapeutics Corp.(a)	22,271	7,127,834
		99,592,857
Broadline Retail — 4.6%
Amazon.com, Inc.(a)	618,705	131,338,697
Etsy, Inc.(a)	207,225	10,607,848
		141,946,545
Building Products — 0.6%
Trane Technologies PLC	52,439	18,547,674
Capital Markets — 6.1%
Charles Schwab Corp. (The)	193,411	15,381,977
CME Group, Inc., Class A	110,481	28,036,763
Intercontinental Exchange, Inc.	187,623	32,501,932
Invesco Ltd.	1,278,726	22,237,045
Moody’s Corp.	70,108	35,330,226
Morgan Stanley	337,898	44,977,603
State Street Corp.	100,633	9,985,813
		188,451,359
Chemicals — 0.3%
DuPont de Nemours, Inc.	130,339	10,657,820
Commercial Services & Supplies — 1.2%
Cintas Corp.	177,978	36,930,435
Communications Equipment — 1.2%
Motorola Solutions, Inc.	81,645	35,941,762
Construction & Engineering — 0.6%
Comfort Systems U.S.A., Inc.	26,218	9,525,786
MasTec, Inc.(a)	76,764	10,024,611
		19,550,397
Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp.	44,517	46,680,971
Walmart, Inc.	556,768	54,902,893
		101,583,864
Containers & Packaging — 1.2%
Packaging Corp. of America	168,751	35,959,151
Security	Shares	Value
Electric Utilities — 1.0%
OGE Energy Corp.	216,220	$ 10,006,662
Pinnacle West Capital Corp.	210,062	19,439,137
		29,445,799
Electrical Equipment — 0.9%
Eaton Corp. PLC	96,057	28,175,439
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	597,648	39,803,357
Energy Equipment & Services — 0.5%
Halliburton Co.	565,713	14,917,852
Entertainment — 0.6%
Netflix, Inc.(a)	19,558	19,177,793
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B(a)	28,347	14,565,539
Mastercard, Inc., Class A	32,298	18,613,660
Visa, Inc., Class A	101,731	36,898,851
		70,078,050
Health Care Equipment & Supplies — 2.2%
Medtronic PLC	426,640	39,259,413
Stryker Corp.	71,132	27,470,467
		66,729,880
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	102,221	13,235,575
Centene Corp.(a)	347,604	20,216,649
HCA Healthcare, Inc.	64,752	19,833,537
UnitedHealth Group, Inc.	61,952	29,424,722
		82,710,483
Hotel & Resort REITs — 0.0%
RLJ Lodging Trust	51	472
Hotels, Restaurants & Leisure — 2.9%
Booking Holdings, Inc.	9,308	46,689,021
DoorDash, Inc., Class A(a)	99,051	19,655,680
Texas Roadhouse, Inc.	124,395	22,899,876
		89,244,577
Household Durables — 0.6%
DR Horton, Inc.	69,266	8,783,621
Toll Brothers, Inc.	94,845	10,588,496
		19,372,117
Household Products — 1.3%
Colgate-Palmolive Co.	447,841	40,829,664
Insurance — 1.5%
Progressive Corp. (The)	161,176	45,451,632
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	458,151	78,013,952
Alphabet, Inc., Class C, NVS	269,898	46,481,833
Meta Platforms, Inc., Class A	130,503	87,202,105
		211,697,890
IT Services — 1.1%
Accenture PLC, Class A	96,764	33,722,254
Life Sciences Tools & Services — 0.7%
Thermo Fisher Scientific, Inc.	38,770	20,507,779
Machinery — 2.2%
Caterpillar, Inc.	38,647	13,292,636
Flowserve Corp.	233,699	12,862,793
Parker-Hannifin Corp.	62,591	41,842,709
		67,998,138

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Core Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media — 1.2%
Comcast Corp., Class A	743,956	$ 26,693,141
Fox Corp., Class A, NVS	175,910	10,132,416
Fox Corp., Class B	7,459	403,308
		37,228,865
Metals & Mining — 1.2%
Freeport-McMoRan, Inc.	331,506	12,235,886
Nucor Corp.	171,268	23,544,212
		35,780,098
Multi-Utilities — 0.4%
CMS Energy Corp.	170,138	12,428,581
Oil, Gas & Consumable Fuels — 2.1%
Chevron Corp.	116,232	18,436,720
Devon Energy Corp.	737,777	26,722,283
Marathon Petroleum Corp.	138,718	20,832,669
		65,991,672
Passenger Airlines — 0.5%
Delta Air Lines, Inc.	260,234	15,645,268
Pharmaceuticals — 3.0%
Eli Lilly & Co.	45,212	41,623,524
Merck & Co., Inc.	262,624	24,227,064
Pfizer, Inc.	1,047,107	27,675,038
		93,525,626
Retail REITs — 1.3%
Simon Property Group, Inc.	218,294	40,622,330
Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.(a)	141,308	14,111,017
Broadcom, Inc.	248,607	49,579,694
Lam Research Corp.	273,273	20,970,970
NVIDIA Corp.	1,444,121	180,399,595
QUALCOMM, Inc.	185,536	29,160,693
		294,221,969
Software — 11.0%
Adobe, Inc.(a)	55,420	24,304,995
Autodesk, Inc.(a)	85,007	23,309,770
Fair Isaac Corp.(a)	7,767	14,651,280
Security	Shares	Value
Software (continued)
Fortinet, Inc.(a)	242,807	$ 26,225,584
InterDigital, Inc.	6	1,282
Microsoft Corp.	507,201	201,353,725
SailPoint, Inc.(a)	35,225	845,400
ServiceNow, Inc.(a)	30,629	28,477,619
Synopsys, Inc.(a)	37,387	17,096,327
		336,265,982
Specialized REITs — 0.5%
Iron Mountain, Inc.	151,487	14,114,044
Specialty Retail — 1.9%
Bath & Body Works, Inc.	154,191	5,586,340
Home Depot, Inc. (The)	129,118	51,208,199
		56,794,539
Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	864,411	209,049,156
Tobacco — 0.6%
Philip Morris International, Inc.	111,942	17,382,354
Total Long-Term Investments — 99.0% (Cost: $2,072,658,703)		3,036,435,682
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(b)(c)	28,698,347	28,698,347
Total Short-Term Securities — 1.0% (Cost: $28,698,347)		28,698,347
Total Investments — 100.0% (Cost: $2,101,357,050)		3,065,134,029
Other Assets Less Liabilities — 0.0%		1,481,154
Net Assets — 100.0%		$ 3,066,615,183

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Core Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 7,654,832	$ —	$ (7,649,694)(b)	$ (5,318)	$ 180	$ —	—	$ 13,716 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	25,852,986	2,845,361 (b)	—	—	—	28,698,347	28,698,347	1,014,201	—
				$ (5,318)	$ 180	$ 28,698,347		$ 1,027,917	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	109	03/21/25	$ 32,500	$ 150,252
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Advantage Large Cap Core Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,036,435,682	$ —	$ —	$ 3,036,435,682
Short-Term Securities
Money Market Funds	28,698,347	—	—	28,698,347
	$ 3,065,134,029	$ —	$ —	$ 3,065,134,029
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 150,252	$ —	$ —	$ 150,252

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust